SUBORDINATED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
SUBORDINATED LIABILITIES (Tables) [Line Items]
Disclosure of movement in subordinated liabilities [text block]	The movement in subordinated liabilities during the year was as follows:

	Preference shares £m	Preferred securities £m	Undated subordinated liabilities £m	Dated subordinated liabilities £m	Total £m
At 1 January 2017	864	4,134	599	14,234	19,831
Repurchases and redemptions during the year[1]	–	(237)	–	(771)	(1,008)
Foreign exchange movements	(43)	(221)	(34)	(487)	(785)
Other movements (all non-cash)	(8)	14	–	(122)	(116)
At 31 December 2017	813	3,690	565	12,854	17,922
Issued during the year[1]	–	–	–	1,729	1,729
Repurchases and redemptions during the year[1]	–	(614)	–	(1,642)	(2,256)
Foreign exchange movements	18	131	20	377	546
Other movements (all non-cash)	(28)	(2)	3	(258)	(285)
At 31 December 2018	803	3,205	588	13,060	17,656
1	The repurchases and redemptions resulted in cash outflows of £2,256 million (2017: £1,008 million).

Disclosure of repurchase and reverse repurchase agreements [text block]
Repurchases and redemptions during 2018
Preferred securities	£m
6.461% Guaranteed Non-voting Non-cumulative Perpetual Preferred Securities	600
Undated Perpetual Preferred Securities	14
614
Dated subordinated liabilities	£m
10.5% Subordinated Bonds callable 2018	150
6.75% Subordinated Fixed Rate Notes callable 2018	1,492
1,642

Repurchases and redemptions during 2017
Preferred securities	£m
7.627% Fixed to Floating Rate Guaranteed Non-voting Non-cumulative	163
Preferred Securities
4.385% Step-up Perpetual Capital Securities callable 2017 (€750 million)	74
237
Dated subordinated liabilities	£m
Subordinated Callable Notes 2017	771
771

Dated subordinated liabilities [Member]
SUBORDINATED LIABILITIES (Tables) [Line Items]
Disclosure of movement in subordinated liabilities [text block]
Issued during 2018
Dated subordinated liabilities	£m
1.75% Subordinated Fixed Rate Notes 2028 callable 2023	664
4.344% Subordinated Fixed Rate Notes callable 2048	1,065
1,729